LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Subsequent Events (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 06, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Liquidity And Capital Resources [Line Items]
Dividends proposed (in USD per share) | $ / shares		$ 0	$ 1.36	$ 0
Dividends proposed | $		$ 0.0	$ 126.3	$ 0.0
Percentage of net profit distributed		0.75
Potential ordinary share transactions
Liquidity And Capital Resources [Line Items]
Dividends proposed (in USD per share) | $ / shares	$ 0.60
Dividends proposed | $	$ 58.4